CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and cash equivalents	$ 9	$ 1
Due from affiliates	886	782
Other assets	40	0
Investment in Brookfield Asset Management ULC	2,270	2,378
Total assets	3,205	3,161
Liabilities
Accounts payable and accrued liabilities	859	781
Due to affiliates	261	3
Total liabilities	1,120	784
Commitment and contingencies
Equity
Additional paid-in-capital	403	278
Retained (deficit) earnings	(35)	19
Accumulated other comprehensive income	3	0
Equity	2,076	2,377
Non-controlling interest	9	0
Total equity	2,085	2,377
Total liabilities, non-controlling interest and equity	3,205	3,161
Class A Shares
Equity
Common stock	2,354	2,410
Class A held in treasury (24,292,787 shares)	(649)	(330)
Class B Shares
Equity
Common stock	$ 0	$ 0